Investment Objectives and Goals	Aug. 18, 2025
VistaShares ACKtivist Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES ACKTIVIST SELECT ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares ACKtivist Select ETF seeks long term capital appreciation.
VistaShares Target 15 ACKtivist Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES TARGET 15 ACKTIVIST DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 ACKtivist Distribution ETF primarily seeks income,
Objective, Secondary [Text Block]	and secondarily, long term capital appreciation.
VistaShares BigShort Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES BIGSHORT SELECT ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares BigShort Select ETF seeks long term capital appreciation.
VistaShares Target 15 BigShort Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES TARGET 15 BIGSHORT DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 BigShort Distribution ETF primarily seeks income,
Objective, Secondary [Text Block]	and secondarily, long term capital appreciation.
VistaShares DRUKMacro Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES DRUKMACRO SELECT ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares DRUKMacro Select ETF seeks long term capital appreciation.
VistaShares Target 15 DRUKMacro Distribution ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES TARGET 15 DRUKMACRO DISTRIBUTION ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Target 15 DRUKMacro Distribution ETF primarily seeks income,
Objective, Secondary [Text Block]	and secondarily, long term capital appreciation.
VistaShares Berkshire Select ETF
Prospectus [Line Items]
Risk/Return [Heading]	VISTASHARES BERKSHIRE SELECT ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VistaShares Berkshire Select ETF seeks long term capital appreciation.